                        [The Bank of New York letterhead]

                                                                  April 29, 2005

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re: BNY Hamilton Funds, Inc.:
              Post-Effective Amendment No. 41 to
              Registration Statement on Form N-1A
              (File Numbers 33-47703 and 811-6654)

Dear Sirs:

     On behalf of BNY Hamilton Funds, Inc. (the "Registrant"), transmitted herewith for filing under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, is Post-Effective Amendment No. 41 to the above-referenced Registration Statement on Form N-1A (the "PEA 41").

     PEA 41 is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act. PEA 41 specifies effectiveness immediately upon filing. The undersigned has assisted in the preparation and review of PEA 41 and does not believe that it contains disclosures that would render it ineligible to become effective under Rule 485(b).

     Please direct any questions or comments regarding PEA 41 or any matters relating to this filing to the undersigned at 212-635-1270 or to Paul J. McElroy at 202-956-7550.

                                        Very truly yours,


                                        /s/ Nick Patnaik
                                        ----------------------------------------
                                        Nick Patnaik
                                        The Bank of New York

cc: Paul J. McElroy
    (Sullivan & Cromwell LLP)